As filed with the Securities and Exchange Commission on January 13, 2012

File Nos. 333-87002

811-21081

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 28	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 31	☒

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

(Exact Name of Registrant as Specified in Charter)

1345 Avenue of the Americas

New York, New York 10105

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 221-5672

Emilie D. Wrapp

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Copies of communications to:

Kathleen K. Clarke

Seward & Kissel LLP

1200 G Street, N.W.

Suite 350

Washington, DC 20005

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 13, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 28 relates solely to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein 2000 Retirement Strategy, the AllianceBernstein 2005 Retirement Strategy, the AllianceBernstein 2010 Retirement Strategy, the AllianceBernstein 2015 Retirement Strategy, the AllianceBernstein 2020 Retirement Strategy, the AllianceBernstein 2025 Retirement Strategy, the AllianceBernstein 2030 Retirement Strategy, the AllianceBernstein 2035 Retirement Strategy, the AllianceBernstein 2040 Retirement Strategy, the AllianceBernstein 2045 Retirement Strategy, the AllianceBernstein 2050 Retirement Strategy and the AllianceBernstein 2055 Retirement Strategy. No information contained in the Registrant’s Registration Statement relating to the Class A, Class B, Class C, Class R, Class K, Class I and Advisor Class shares, as applicable, of the AllianceBernstein U.S. Large Cap Portfolio of the Registrant is amended or superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York, on the 13th day of January, 2012.

ALLIANCEBERNSTEIN BLENDED STYLE SERIES, INC.

BY:	Robert M. Keith*

Robert M. Keith
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

1)	Principal Executive Officer:

	Robert M. Keith*	President and Chief Executive Officer	January 13, 2012

Robert M. Keith

2)	Principal Financial and Accounting Officer:

	/s/ Joseph J. Mantineo	Treasurer and Chief Financial Officer	January 13, 2012

Joseph J. Mantineo

3)	Directors:

John H. Dobkin* Michael J. Downey* William H. Foulk, Jr.* D. James Guzy* Nancy P. Jacklin* Robert M. Keith* Garry L. Moody* Marshall C. Turner, Jr.* Earl D. Weiner*

	*By: /s/ Stephen J. Laffey	January 13, 2012
Stephen J. Laffey
(Attorney-in-fact)

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-l0l.INS	XBRL Instance Document

EX-l0l.SCH	XBRL Taxonomy Extension Schema Document

EX-l0l.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-l0l.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-l0l.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-l0l.PRE	XBRL Taxonomy Extension Presentation Linkbase